THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 8.2%
	INSURANCE - 8.2%
6	Berkshire Hathaway, Inc., Class A(a)	$ 2,453,700

	TOTAL COMMON STOCKS (Cost $714,296)	2,453,700

	EXCHANGE-TRADED FUNDS — 81.6%
	EQUITY - 81.6%
37,625	Financial Select Sector SPDR Fund	1,183,306
17,400	Invesco QQQ Trust Series 1	4,876,872
22,549	iShares Core S&P Small-Cap ETF	2,083,753
8,674	iShares Russell 2000 ETF	1,469,029
7,850	iShares Semiconductor ETF	2,744,439
11,400	SPDR Dow Jones Industrial Average ETF Trust	3,509,148
9,800	SPDR S&P 500 ETF Trust	3,697,050
750	SPDR S&P MidCap 400 ETF Trust	310,118
22,500	VanEck Semiconductor ETF	4,583,925
		24,457,640

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,069,564)	24,457,640

	OPEN END FUNDS — 9.7%
	EQUITY - 4.2%
26,786	Fidelity Low-Priced Stock Fund	1,246,063

	FIXED INCOME - 5.5%
551,122	Franklin Income Fund, Advisor Class	1,245,536
12,030	John Hancock High Yield Fund, Class I	34,887
49,917	PIMCO High Yield Fund, Institutional Class	378,873
		1,659,296

	TOTAL OPEN END FUNDS (Cost $2,964,944)	2,905,359

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS - 0.5%
148,618	STIT - Government & Agency Portfolio, Institutional Class, 1.35% (Cost $148,618)(b)	$ 148,618

	TOTAL INVESTMENTS - 100.0% (Cost $16,897,422)	$ 29,965,317
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(8,677)
	NET ASSETS - 100.0%	$ 29,956,640

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.